Commitments - Lease (Details)	Dec. 31, 2022 CAD ($)
Minimum committed lease payments
Base rent	$ 78,449
Variable rent	73,449
Total	151,898
Payable within 1 year
Minimum committed lease payments
Base rent	55,376
Variable rent	51,846
Total	107,222
2024
Minimum committed lease payments
Base rent	23,073
Variable rent	21,603
Total	$ 44,676